Note 17 - Supplemental Cash Flow Information - Non-cash Financing and Investing Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquisitions of Real Estate Through Loan Foreclosures	$ 5,664,554	$ 7,536,165	$ 3,852,848
Change in Unrealized Gain (Loss) on AFS Investment Securities	$ (890,590)	$ 622,155	$ 6,409,171